Investments and assets and liabilities held for sale, Disposal of interest in Leccaros Participacoes S.A. (Details) R$ in Thousands		6 Months Ended		12 Months Ended
	Apr. 23, 2018 BRL (R$) Installment	Jun. 30, 2018 BRL (R$)	Jun. 30, 2017 BRL (R$)	Dec. 31, 2017 BRL (R$)
Disposal of interest in Leccaros Participacoes S.A. [Abstract]
Gains on sale of investments		R$ 937	R$ 1,022
Gain on sale of investments attributable to equity holders		R$ (18,784)	R$ 0
Leccaros Participacoes S.A. [Member]
Disposal of interest in Leccaros Participacoes S.A. [Abstract]
Sale of ownership interest	50.00%
Total selling price	R$ 22,067
Cash received	10,000
Accounts receivable from sale of investment	R$ 12,067
Number of installments | Installment	12
Net assets				R$ 6,580
Net assets attributable to equity holders				3,283
Gains on sale of investments				37,567
Gain on sale of investments attributable to equity holders				R$ 18,784